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August 4, 2008	Pelagia Ivanova
617-951-7044
pelagia.ivanova@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Fifth Street, N.E.

Washington, DC  20549

Attention:        Kimberly A. Browning, Esq. – Senior Counsel

Re:	IVA Fiduciary Trust (the “Trust”)
Registration Statement on Form N-1A
File Nos. 333-151800 and 811-22211

Ladies and Gentlemen:

On behalf of IVA Fiduciary Trust, (the “Trust”), please find attached for filing with the Securities and Exchange Commission (the “Commission”) via EDGAR a complete copy of Amendment No. 1 (“Amendment No. 1”) to the Company’s Registration Statement on Form N-1A (the “Registration Statement”).  A copy of Amendment No. 1 has been manually signed in accordance with Rule 302 of Regulation S-T under the Securities Act of 1933, as amended (the “Securities Act”), and the signature pages thereto will be retained by the Trust for a period of five years.

Amendment No.1 reflects certain revisions to the Registration Statement in response to comments of the staff (the “Staff”) of the Commission in your letter provided to Patricia Sandison on July 23, 2008 (the “Comment Letter”), and as described in the Trust’s response to the Comment Letter filed with the Commission herewith via EDGAR.  Amendment No. 1 also updates certain other information and includes additional information previously omitted.

The Trust has authorized us to acknowledge on its behalf that (i) it is responsible for the adequacy and accuracy of the disclosure in the filings; (ii) staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and (iii) it is the staff’s view that the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Trust is not requesting acceleration of the effective date at this time.  However, as discussed with the Staff, the Trust may request acceleration of the effective date of the Registration Statement orally in accordance with Rule 461(a) under the Securities Act, to a date on or around August 25, 2008.  The Trust has authorized us to confirm to you that the Trust is aware of its obligations under the Securities Act.

If you should have any questions about this letter or require any further information, please call me at 617-951-7044.  Thank you for your assistance.

Very truly yours,

/s/ Pelagia Ivanova

Pelagia Ivanova, Esq.

cc:	Robert J. Borzone, Jr., Esq.
Patricia C. Sandison, Esq.